Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Undistributed earnings of foreign subsidiaries			$ 339,000
Foreign tax credit carryforwards, expiration start year			2015
State net operating losses carryforwards expiration start year			2029
Gross unrecognized tax benefits, including interest and penalties			34,475	22,411
Unrecognized tax benefit that if recognized would impact effective tax rate			30,085	16,274
Accrued for interest and penalties			4,576	3,751
Income taxes	$ 10,831	$ 28,121	$ 126,216	$ 73,872	$ 58,601
Effective tax rate	24.50%
Minimum
Income Tax [Line Items]
State net operating losses carryforwards period			5 years
Maximum
Income Tax [Line Items]
State net operating losses carryforwards period			20 years